Employee Benefits Expenses (Details) - Schedule of employee benefits expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of employee benefits expenses [Abstract]
Wages and salaries	S/ 128,809	S/ 107,128	S/ 95,684
Legal bonuses	16,837	15,156	14,133
Vacations	15,461	14,305	12,572
Workers‘ profit sharing, note 14	15,169	15,712	21,554
Social contributions	25,468	21,523	20,626
Long-term compensation, note 14	6,523	9,495	11,401
Cessation payments	2,044	3,524	9,201
Training	860	2,344	2,557
Others	1,191	1,370	1,214
Total employee benefits expenses	S/ 212,362	S/ 190,557	S/ 188,942